Earnings / (loss) Per Share - Schedule of Earnings Per Share Basic and Diluted (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net Income (loss) attributable to common stock holders	$ (1,681,253)	$ (1,362,802)	$ (3,573,615)	$ (3,328,479)	$ (6,033,766)	$ (19,480,701)
Interest expense on 2017 Notes, net of taxes
Net income (loss) attributable to common stockholders - as reported			(3,573,615)	(3,328,479)	(6,029,978)	(19,480,701)
Net income (loss) attributable to common stockholders - after assumed conversions of dilutive shares			$ (3,573,615)	$ (3,328,479)	$ (6,029,978)	$ (19,480,701)
Basic shares	3,518,118	2,027,095	3,482,286	1,925,009	2,128,806	951,601
Dilutive effect of Equity Awards
Dilutive effect of 2017 Notes
Diluted shares	3,518,118	2,027,095	3,482,286	1,925,009	2,128,806	951,601
Income (loss) per share - basic:	$ (0.48)	$ (0.67)	$ (1.03)	$ (1.73)	$ (2.83)	$ (20.47)
Income (loss) per share - diluted:	$ (0.48)	$ (0.67)	$ (1.03)	$ (1.73)	$ (2.83)	$ (20.47)